Trade and Other Receivables - Summary of Changes in the Allowance for Expected Credit Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	₱ 16,739
Balances at end of the year	17,202	₱ 16,739
Trade and Other Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	16,503	14,759
Provisions	4,071	4,192
Reclassifications and reversals	(55)	47
Business combination/dissolution		(57)
Write-offs	(3,604)	(2,444)
Translation adjustments	(11)	6
Balances at end of the year	16,904	16,503
Trade and Other Receivables [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	1,595	1,416
Provisions	638	247
Reclassifications and reversals	(449)	(13)
Business combination/dissolution		(57)
Write-offs	(13)	(3)
Translation adjustments	(8)	5
Balances at end of the year	1,763	1,595
Trade and Other Receivables [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	14,908	13,343
Provisions	3,433	3,945
Reclassifications and reversals	394	60
Write-offs	(3,591)	(2,441)
Translation adjustments	(3)	1
Balances at end of the year	15,141	14,908
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	893	787
Provisions	418	20
Reclassifications and reversals	(366)	86
Write-offs	(12)
Translation adjustments	(7)
Balances at end of the year	926	893
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	8,931	7,925
Provisions	2,725	3,109
Reclassifications and reversals	793	6
Write-offs	(2,683)	(2,109)
Balances at end of the year	9,766	8,931
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	603	474
Provisions	211	172
Reclassifications and reversals	(80)	(48)
Write-offs	(1)
Translation adjustments	(1)	5
Balances at end of the year	732	603
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	3,906	3,212
Provisions	661	820
Reclassifications and reversals	201	201
Write-offs	(895)	(328)
Translation adjustments	(3)	1
Balances at end of the year	3,870	3,906
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	5	7
Provisions		44
Financial assets derecognized during the year	(2)
Reclassifications and reversals		(46)
Balances at end of the year	3	5
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	914	925
Provisions	64
Financial assets derecognized during the year		(13)
Reclassifications and reversals	(604)	2
Balances at end of the year	374	914
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	3	1
Provisions	1	2
Balances at end of the year	4	3
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	74	75
Provisions	12	2
Reclassifications and reversals		(3)
Balances at end of the year	86	74
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	91	147
Provisions	10	9
Reclassifications and reversals	(3)	(5)
Business combination/dissolution		(57)
Write-offs		(3)
Balances at end of the year	98	91
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances as at beginning of the year	1,083	1,206
Provisions		27
Financial assets derecognized during the year	(29)
Reclassifications and reversals	4	(146)
Write-offs	(13)	(4)
Balances at end of the year	₱ 1,045	₱ 1,083